Effects of changes in currency exchange rate	12 Months Ended
Dec. 31, 2017
Disclosure of Effects of changes in foreign exchange rate [Abstract]
Disclosure of effect of changes in foreign exchange rates [text block]
Note 33 Effects of changes in currency exchange rate

Current assets are denominated in the following currencies:

CURRENT ASSETS	As of December 31, 2017	As of December 31, 2016
	ThCh$	ThCh$
Current assets
Cash and cash equivalents	170,044,602	134,033,183
CLP	137,686,421	117,467,571
USD	5,178,619	8,458,621
Euros	182,966	786,887
ARS	17,983,303	2,388,743
UYU	718,348	1,136,783
PYG	7,758,211	3,291,550
Others currencies	536,734	503,028
Other financial assets	10,724,196	8,406,491
CLP	1,669,678	548,700
USD	8,992,300	7,604,996
Euros	44,126	160,875
PYG	-	80,846
Others currencies	18,092	11,074
Other non-financial assets	15,834,225	15,861,294
CLP	11,758,075	11,994,895
UF	275,568	139,776
USD	791,191	683,933
Euros	173,165	85,753
ARS	2,593,125	2,641,862
UYU	37,956	86,842
PYG	205,145	228,233
Trade and other current receivables	286,213,598	280,788,133
CLP	183,758,319	179,861,356
UF	138,261	676,843
USD	27,810,990	24,451,001
Euros	9,326,882	7,025,446
ARS	54,194,474	56,347,636
UYU	4,372,909	5,304,719
PYG	5,495,532	5,864,471
Others currencies	1,116,231	1,256,661
Accounts receivable from related parties	5,810,764	3,536,135
CLP	5,652,643	3,373,508
UF	109,120	107,162
USD	40,039	43,155
PYG	8,962	12,310
Inventories	201,987,891	199,311,538
CLP	166,761,797	168,749,946
USD	374,473	287,776
Euros	17,363	25,634
ARS	27,356,020	25,104,485
UYU	1,966,752	1,590,709
PYG	5,511,486	3,552,988
Biological assets	8,157,688	7,948,379
CLP	7,666,639	7,370,852
ARS	491,049	577,527
Current tax assets	29,201,159	29,423,479
CLP	22,581,084	26,525,628
ARS	6,620,075	2,897,851
Non-current assets of disposal groups classified as held for sale	2,305,711	2,377,887
CLP	2,046,178	2,046,179
ARS	259,533	331,708
Total current assets	730,279,834	681,686,519

CLP	539,580,834	517,938,635
UF	522,949	923,781
USD	43,187,612	41,529,482
Euros	9,744,502	8,084,595
ARS	109,497,579	90,289,812
UYU	7,095,965	8,119,053
PYG	18,979,336	13,030,398
Others currencies	1,671,057	1,770,763
Total current assets by currencies	730,279,834	681,686,519

Non-Current assets are denominated in the following currencies:

NON-CURRENT ASSETS	As of December 31, 2017	As of December 31, 2016
	ThCh$	ThCh$
Non-current assets
Other financial assets	1,918,191	203,784
UF	1,918,191	-
Euros	-	203,784
Trade and other non-current receivables	3,330,606	3,563,797
CLP	190,015	35,391
UF	2,452,475	2,936,552
ARS	688,116	426,311
PYG	-	165,543
Other non-financial assets	5,431,635	4,727,722
CLP	3,493,654	2,535,650
USD	664,290	669,470
ARS	1,258,949	1,519,236
PYG	14,742	3,366
Accounts receivable from related parties	258,471	356,665
UF	258,471	356,665
Investments accounted for using the equity method	99,270,280	64,404,946
CLP	26,782,445	28,556,091
USD	72,128,873	35,449,038
ARS	358,962	399,817
Intangible assets other than goodwill	77,032,480	77,934,155
CLP	65,914,305	64,981,853
ARS	4,385,112	5,508,504
UYU	2,975,596	3,247,094
PYG	3,757,467	4,196,704
Goodwill	94,617,474	96,926,551
CLP	76,119,432	76,646,071
USD	12,853,153	13,402,038
ARS	5,381,779	6,878,442
PYG	263,110	-
Property, plant and equipment (net)	917,913,428	904,104,722
CLP	808,313,408	787,734,139
USD	1,681	26,072
Euros	94,776	971,382
ARS	78,183,157	82,920,719
UYU	14,739,411	15,436,334
PYG	16,580,995	17,016,076
Investment property	5,825,359	6,253,827
CLP	4,862,410	5,015,603
ARS	962,949	1,238,224
Deferred tax assets	40,351,329	31,864,635
CLP	36,530,783	29,547,881
ARS	3,601,765	2,108,426
UYU	180,761	156,714
PYG	38,020	51,614
Total non-current assets	1,245,949,253	1,190,340,804

CLP	1,022,206,452	995,052,679
UF	4,629,137	3,293,217
USD	85,647,997	49,546,618
Euros	94,776	1,175,166
ARS	94,820,789	100,999,679
UYU	17,895,768	18,840,142
PYG	20,654,334	21,433,303
Total non-current assets by currencies	1,245,949,253	1,190,340,804

Current liabilities are denominated in the following currencies:

	As of December 31, 2017		As of December 31, 2016
CURRENT LIABILITIES	Until 90 days	More the 91 days until 1 year	Until 90 days	More the 91 days until 1 year
	ThCh$	ThCh$	ThCh$	ThCh$
Current liabilities
Other financial liabilities	16,761,881	36,829,777	19,600,116	47,079,817
CLP	1,621,976	17,844,529	1,097,815	39,944,625
UF	823,223	2,798,184	740,814	2,843,982
USD	10,096,603	10,571,414	11,280,437	388,874
Euros	694,056	355,650	523,079	-
ARS	3,122,166	4,971,531	5,542,674	3,263,782
UYI	403,857	288,469	406,353	638,554
Others currencies	-	-	8,944	-
Trade and other current payables	280,932,266	749,287	258,298,853	1,440,626
CLP	169,971,096	-	166,920,713	303,060
UF	5,847	-	30,798	-
USD	34,814,603	498,752	18,281,460	937,822
Euros	6,030,900	250,535	8,160,258	-
ARS	65,677,731	-	59,603,954	-
UYU	1,978,456	-	3,309,074	-
PYG	2,179,652	-	1,638,181	199,744
Others currencies	273,981	-	354,415	-
Accounts payable to related parties	10,069,043	-	9,530,071	-
CLP	4,616,727	-	5,329,217	-
USD	2,785,193	-	2,196	-
Euros	1,416,055	-	4,197,020	-
PYG	1,251,068	-	1,638	-
Other current provisions	297,500	52,275	339,072	70,092
CLP	-	52,275	-	70,092
ARS	297,500	-	339,072	-
Current tax liabilities	18,162,016	4,364,618	7,544,398	4,262,036
CLP	5,663,732	4,364,618	5,316,283	4,262,036
USD	-	-	22,183	-
ARS	12,383,112	-	1,966,866	-
UYU	115,172	-	239,066	-
Provisions for employee benefits	25,751,992	480,501	22,255,693	582,535
CLP	17,619,085	480,501	16,579,716	582,535
ARS	7,521,224	-	5,367,378	-
UYU	335,454	-	308,599	-
PYG	276,229	-	-	-
Other non-financial liabilities	25,891,422	48,406,877	24,421,940	46,948,032
CLP	25,865,201	48,406,877	24,388,426	46,948,032
ARS	26,221	-	33,514	-
Total current liabilities	377,866,120	90,883,335	341,990,143	100,383,138

CLP	225,357,817	71,148,800	219,632,170	92,110,380
UF	829,070	2,798,184	771,612	2,843,982
USD	47,696,399	11,070,166	29,586,276	1,326,696
Euros	8,141,011	606,185	12,880,357	-
ARS	89,027,954	4,971,531	72,853,458	3,263,782
UYU	2,429,082	-	3,856,739	-
PYG	3,706,949	-	1,639,819	199,744
UYI	403,857	288,469	406,353	638,554
Others currencies	273,981	-	363,359	-
Total current liabilities by currency	377,866,120	90,883,335	341,990,143	100,383,138

Non-Current liabilities are denominated in the following currencies:

	As of December 31, 2017			As of December 31, 2016
NON-CURRENT LIABILITIES	More than 1 year until 3 years	More than 3 year untl 5 years	Over 5 years	More than 1 year until 3 years	More than 3 year untl 5 years	Over 5 years
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Non-current liabilities
Other financial liabilities	30,868,247	70,976,079	59,157,406	36,676,882	15,610,067	65,657,084
CLP	5,332,817	55,750,482	-	5,320,385	626,411	-
UF	22,924,023	15,225,597	59,157,406	17,811,112	14,983,656	65,657,084
USD	-	-	-	5,269,733	-	-
ARS	2,611,407	-	-	7,579,047	-	-
UYI	-	-	-	696,605	-	-
Trade and other non-current payables	541,783	-	-	1,082,898	-	-
CLP	404,081	-	-	808,160	-	-
UF	7,068	-	-	6,950	-	-
USD	130,634	-	-	267,788	-	-
Other non- current provisions	735,410	-	504,979	507,259	401,054	415,207
CLP	57,252	-	-	-	49,996	-
ARS	544,254	-	504,979	258,278	351,058	415,207
UYU	133,904	-	-	248,981	-	-
Deferred tax liabilities	27,074,149	9,333,081	57,942,881	26,487,686	7,963,522	52,364,250
CLP	26,303,193	8,892,998	53,811,477	26,183,335	7,767,522	48,824,727
ARS	735,208	431,503	2,703,872	287,582	191,721	2,048,919
UYU	-	-	989,517	-	-	1,040,704
PYG	35,748	8,580	438,015	16,769	4,279	449,900
Provisions employee benefits	301,903	-	23,215,106	335,925	-	21,496,490
CLP	-	-	20,052,918	-	-	18,481,842
ARS	-	-	3,162,188	-	-	3,014,648
PYG	301,903	-	-	335,925	-	-
Total non-current liabilities	59,521,492	80,309,160	140,820,372	65,090,650	23,974,643	139,933,031

CLP	32,097,343	64,643,480	73,864,395	32,311,880	8,443,929	67,306,569
UF	22,931,091	15,225,597	59,157,406	17,818,062	14,983,656	65,657,084
USD	130,634	-	-	5,537,521	-	-
ARS	3,890,869	431,503	6,371,039	8,124,907	542,779	5,478,774
UYU	133,904	-	989,517	248,981	-	1,040,704
PYG	337,651	8,580	438,015	352,694	4,279	449,900
UYI	-	-	-	696,605	-	-
Total non-current liabilities by currency	59,521,492	80,309,160	140,820,372	65,090,650	23,974,643	139,933,031